Label	Element	Value
Aggressive Investors 1 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: AGGRESSIVE INVESTORS 1 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aggressive Investors 1 Fund (the “Fund”) seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three year intervals or more).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
		Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in a diversified portfolio of common stocks of companies of any size that are listed on the New York Stock Exchange, NYSE American and NASDAQ. Bridgeway Capital Management, Inc. (the “Adviser”) selects stocks for the Fund using a statistical approach. The Fund seeks to achieve the risk objective by investing in stocks that the Adviser believes have a lower probability of price decline over the long term, though the stock price may be more volatile in the short term. The Fund may invest in stocks for which there is relatively low market liquidity, as periodically determined by the Adviser based on the stock’s trading volume. The Fund may also use aggressive investment techniques such as:
•	leveraging (borrowing up to 50% of its net assets from banks),
•
purchasing and selling futures and options on individual stocks and stock market indexes to increase or decrease the Fund’s exposure to stock market risk in order to attempt to maintain a more constant level of risk,

•	purchasing and selling financial or commodity futures and options to diversify risk,
•	entering into short-sale transactions (up to 20% of its total assets),
•	investing up to 20% of its total assets in a single company,
•	investing up to 15% of its total assets in foreign securities (as defined below), and
•	short-term trading (buying and selling the same security in less than a three-month timeframe).
For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.
Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors.
The Fund may invest a high percentage of its assets in a smaller number of companies than other mutual funds.
The Fund may engage in active and frequent trading of portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Market Risk
—Shareholders of the Fund are exposed to higher risk than the stock market as a whole and could lose money. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as
COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of
COVID-19
are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Small-Cap
Company Risk
—Since the Fund invests in companies of any size and because there are a larger number of small and less liquid companies that the Fund could invest in, the Fund may bear the short-term risk (volatility) associated with small companies, especially in the early stages of an economic or stock market downturn.
Sector Risk
—Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Derivatives Risk
—The Fund may also exhibit higher volatility due to the use of aggressive investment techniques including futures, options, and leverage. Futures and options may not always be successful hedges, and their prices can be highly volatile. They may not always successfully manage risk. Using futures and options could lower a Fund’s total return, and the potential loss from the use of futures can exceed a Fund’s initial investment in such contracts.
Leveraging Risk
—Leverage created from borrowing may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.
Short-Sale Risk
—Individual short-sale positions can theoretically expose the Fund to unlimited loss on such positions, although the Adviser seeks to mitigate this potential loss by limiting a single short-sale position to 2.5% of the Fund’s net assets at the time of opening the position.
High Portfolio Turnover Risk
—A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.
Focus Investing Risk
—The Fund may invest a high percentage of its assets in a small number of companies, which may add to Fund volatility.
Management and Operational Risk
—The Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
Foreign Securities Risk
—Investments in foreign securities can be more volatile than investments in U.S. securities. Foreign securities can be adversely affected by political, economic and market developments abroad that may not necessarily affect the U.S. economy or companies located in the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shareholders of the Fund are exposed to higher risk than the stock market as a whole and could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for various periods compare with the S&P 500
®
Index, which is an unmanaged, market value weighted index that measures the performance of 500 large companies and is considered a broad measure of market performance. In addition, the Fund’s performance is compared to the Russell 2000
®
Index, an unmanaged, market value weighted index that measures the performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at bridgeway
funds
.com
or by
calling 800-661-3550.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for various periods compare with the S&P 500® Index, which is an unmanaged, market value weighted index that measures the performance of 500 large companies and is considered a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	n addition, the Fund’s performance is compared to the Russell 2000® Index, an unmanaged, market value weighted index that measures the performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-661-3550.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	bridgewayfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Aggressive Investors 1 FundYear by Year % Returns as of 12/31 of Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Return from 1/1/20 through 9/30/20 was -3.43%.
During the periods illustrated in this bar chart, the Fund’s highest quarterly return and lowest quarterly return were:

	Quarter	Total Return
Highest Return:	Q4 10	14.79%
Lowest Return:	Q3 11	-26.66%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Aggressive Investors 1 Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	$ 124
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	670
10 Years	rr_ExpenseExampleYear10	$ 1,477
2010	rr_AnnualReturn2010	17.82%
2011	rr_AnnualReturn2011	(10.31%)
2012	rr_AnnualReturn2012	21.58%
2013	rr_AnnualReturn2013	42.21%
2014	rr_AnnualReturn2014	14.99%
2015	rr_AnnualReturn2015	(9.82%)
2016	rr_AnnualReturn2016	19.47%
2017	rr_AnnualReturn2017	18.44%
2018	rr_AnnualReturn2018	(22.44%)
2019	rr_AnnualReturn2019	21.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	Return from 1/1/20 through 9/30/20
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.43%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.66%)
1 Year	rr_AverageAnnualReturnYear01	21.85%
5 Years	rr_AverageAnnualReturnYear05	3.82%
10 Years	rr_AverageAnnualReturnYear10	9.74%
Aggressive Investors 1 Fund | Return After Taxes on Distributions | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.48%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.21%	[3]
10 Years	rr_AverageAnnualReturnYear10	9.22%	[3]
Aggressive Investors 1 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.20%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.89%	[3]
10 Years	rr_AverageAnnualReturnYear10	7.92%	[3]
Aggressive Investors 1 Fund | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Aggressive Investors 1 Fund | Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.52%
5 Years	rr_AverageAnnualReturnYear05	8.23%
10 Years	rr_AverageAnnualReturnYear10	11.83%

[1]	The Management Fee for the Fund has been restated to reflect only the base management fee payable under the Fund’s performance-based management fee structure. The total actual management fee for the fiscal year ended June 30, 2020 was -0.04%. The actual total management fee for the prior fiscal year was negative due to the negative performance adjustment of the investment management fee under the Fund’s performance-based management fee structure. As a result of the restatement, the Management Fee shown in the table above will be higher than that included in the expense ratio shown in the Financial Highlights table for the Fund.
[2]	The Management Fee is comprised of a base fee, which is applied to the Fund’s average annual net assets, and a performance adjustment, which adjusts the fee upward or downward depending on the Fund’s performance relative to the S&P 500 Index over a rolling five-year performance period, and is applied to the Fund’s average daily net assets over this same period. No performance adjustment will be made to the fee if the cumulative difference between the Fund’s performance and that of the Index does not exceed a specified threshold over the performance period. As a result, the Management Fee may change from year to year. For further information, please see the section “Management of the Fund”.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement plans.